Note 5 - Notes Payable and Line of Credit (Details Textual) - USD ($)					3 Months Ended		12 Months Ended		16 Months Ended		41 Months Ended	44 Months Ended
	Dec. 29, 2020	Oct. 05, 2020	May 07, 2020	Oct. 23, 2017	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2021	Mar. 31, 2021	Jun. 30, 2021	Aug. 10, 2020	Jul. 24, 2020	May 06, 2020	Mar. 24, 2020	Nov. 27, 2019	Nov. 15, 2019
Notes Payable, Current, Total							$ 3,594,804	$ 5,054,728	$ 3,594,804	$ 3,594,804	$ 3,594,804
Proceeds from Lines of Credit, Total							375,000	0
Payments of Debt Issuance Costs							74,750	175,000
Interest Expense, Debt, Excluding Amortization							0	84,354
Amortization of Debt Discount (Premium)					$ 37,849	$ 510,885	776,122	1,150,995
Gain (Loss) on Amendment to Line of Credit							(650,000)	$ 0
The July 24 Note [Member]
Gain (Loss) on Amendment to Line of Credit	$ (650,000)
Repriced Preexisting Warrants with Convertible Debt Issuance [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)			8,002,500
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)			$ 0.04
Warrants and Rights Outstanding			$ 272,085												$ 49,525
Fair Value Adjustment of Warrants			$ 222,560
Line of Credit [Member]
Debt Instrument, Interest Rate, Stated Percentage																	8.00%
Line of Credit Facility, Maximum Borrowing Capacity																	$ 470,000
Proceeds from Lines of Credit, Total									485,000	485,000
Line of Credit Facility, Maximum Borrowing Capacity, Increased									15,000	15,000
Interest Payable					49,211		38,767		38,767	38,767	38,767	$ 49,211
Long-term Line of Credit, Total					485,000		485,000		485,000	485,000	485,000	485,000
Teco [Member]
Financing Receivable, after Allowance for Credit Loss, Total																$ 4,000,000		$ 4,000,000
Disposal Group, Including Discontinued Operation, Consideration					4,000,000		4,000,000		4,000,000	4,000,000	4,000,000	4,000,000
Teco [Member] | The July 24 Note [Member]
Interest Payable					58,495							58,495
Interest and Debt Expense, Total							12,510
Financing Receivable, after Allowance for Credit Loss, Total	3,025,000				1,025,000		1,025,000		1,025,000	1,025,000	1,025,000	1,025,000
Increase (Decrease) in Notes Receivable, Current	975,000
Notes Receivable, Maximum Allowed Prepayments On Note	325,000
Disposal Group, Including Discontinued Operation, Consideration	4,000,000
Gain (Loss) on Amendment to Line of Credit	$ (650,000)						(650,000)
Notes Receivable, Additional Advances					50,000		50,000
The July 24 Note [Member]
Debt Instrument, Interest Rate, Stated Percentage														8.00%
The July 24 Note [Member] | Revolving Credit Facility [Member]
Debt Instrument, Interest Rate, Stated Percentage														8.00%
Line of Credit Facility, Maximum Borrowing Capacity														$ 500,000
The July 24 Note [Member] | Teco [Member]
Financing Receivable, after Allowance for Credit Loss, Total														$ 4,000,000
Debt Instrument, Forgiveness, Ratio of Notes Receivable Amount Reduced to the Debt Balance Outstanding														3
Promissory Note [Member] | The 0% Note Payable Dated October 23, 2017 [Member]
Debt Instrument, Interest Rate, Stated Percentage				0.00%									0.00%				0.00%
Debt Instrument, Face Amount				$ 700,000
Debt Instrument, Term (Year)				3 years
Debt Instrument, Present Value				$ 521,067
Receivable with Imputed Interest, Effective Yield (Interest Rate)				20.30%
Debt Instrument, Unamortized Discount, Total				$ 178,933	0		0		0	0	0	0
Repayments of Debt											330,555	330,555
Notes Payable, Current, Total					369,445		369,445		369,445	369,445	369,445	$ 369,445
Interest Expense, Debt, Total							13,929
Promissory Note [Member] | The 0% Note Payable Dated October 23, 2017 [Member] | Membership Interest Purchase Agreement for Sale of Interest in GB Sciences Nopah, LLC [Member]
Debt Instrument, Principal Balance After Reduction Upon Close of Disposition													$ 190,272
Debt Instrument, Penalty Rate Waived Upon Closing of Disposition													15.00%
Convertible Debt [Member]
Interest Expense, Debt, Total					15,856		208,779
Interest Payable							228,373		$ 228,373	$ 228,373	$ 228,373
Amortization of Debt Discount (Premium)					$ 244,129		139,253
Convertible Debt [Member] | The 8% Note Payable dated May 7, 2020 [Member]
Debt Instrument, Interest Rate, Stated Percentage			8.00%
Debt Instrument, Face Amount			$ 150,000
Debt Instrument, Unamortized Discount, Total			150,000
Proceeds from Issuance of Long-term Debt, Net			135,000
Payments of Debt Issuance Costs			15,000
Repayments of Long-term Debt, Total			$ 8,000,000
Interest and Debt Expense, Total		$ 154,964					154,964
Interest Expense, Debt, Excluding Amortization							4,964
Amortization of Debt Discount (Premium)							$ 150,000
Nevada Medical Marijuana Production License Agreement [Member]
Payments to Acquire License				$ 500,000
Nevada Medical Marijuana Production License Agreement [Member] | Production License [Member]
Ownership of Licence				100.00%
Nevada Medical Marijuana Production License Agreement [Member] | Cultivation License [Member]
Ownership of Licence				100.00%